UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: October 31, 2009
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Broadview Advisors, LLC
Address: 	100 E Wisconsin Avenue
		Suite 2250
		Milwaukee, WI 53202

Form 13F File Number: 28-10489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Broadview Advisors, LLC
Title: Assistant Vice President
Phone: 414-918-3970

Ethan A. Hill, Milwaukee, WI February 24, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  85
Form 13F Information Table Value Total:  357967 (thousands)

List of Other Included Managers:

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMN Healthcare Services        COM              001744101     2002 221000.0 SH       Sole                 221000.0
Abercrombie & Fitch            COM              002896207     1763  50600.0 SH       Sole                  50600.0
Accenture Limited              COM              G1151C101      415  10000.0 SH       Sole                  10000.0
Akamai Technologies Inc        COM              00971T101      456  18000.0 SH       Sole                  18000.0
Allstate Corp                  COM              020002101      219   7300.0 SH       Sole                   7300.0
Altera Corp.                   COM              021441100    10471 462700.0 SH       Sole                 462700.0
Applied Materials              COM              038222105      404  29000.0 SH       Sole                  29000.0
Arch Coal Inc.                 COM              039380100     4822 216700.0 SH       Sole                 216700.0
Arrow Electronics              COM              042735100    10502 354692.0 SH       Sole                 354692.0
Arthur J Gallagher & Co        COM              363576109     4119 183000.0 SH       Sole                 183000.0
Associated Banc-Corp           COM              045487105     4121 374317.0 SH       Sole                 374317.0
Banco Santander Brazil SA      COM              05967A107      223  16000.0 SH       Sole                  16000.0
Beacon Roofing Supply          COM              073685109     2339 146200.0 SH       Sole                 146200.0
Blackrock Income Tr Inc        COM              09247F100      623  97900.0 SH       Sole                  97900.0
Brady Corp cl A                COM              104674106     3793 126400.0 SH       Sole                 126400.0
Brunswick Corp                 COM              117043109     5395 424500.0 SH       Sole                 424500.0
Burger King Holdings Inc       COM              121208201     6468 343700.0 SH       Sole                 343700.0
CISCO Systems Inc              COM              17275R102      711  29700.0 SH       Sole                  29700.0
Celanese Corp.                 COM              150870103     5669 176600.0 SH       Sole                 176600.0
Charles River Laborat          COM              159864107     5454 161900.0 SH       Sole                 161900.0
Chicago Bridge & Iron          COM              167250109     4552 225100.0 SH       Sole                 225100.0
Cintas                         COM              172908105     5373 206100.0 SH       Sole                 206100.0
Citrix Systems Inc             COM              177376100     3021  72600.0 SH       Sole                  72600.0
Cytec Industries Inc           COM              232820100     7405 203317.0 SH       Sole                 203317.0
Dresser Rand Group Inc         COM              261608103     3471 109800.0 SH       Sole                 109800.0
Du Pont E I De Nemours & Co    COM              263534109      741  22000.0 SH       Sole                  22000.0
Exterran Holdings Inc          COM              30225X103     2340 109100.0 SH       Sole                 109100.0
Family Dollar Stores Inc       COM              307000109     2357  84700.0 SH       Sole                  84700.0
Ferro Corp                     COM              315405100     5356 650000.0 SH       Sole                 650000.0
FirstMerit Bancorp             COM              337915102     3640 180757.7 SH       Sole                 180757.7
Fiserv Inc.                    COM              337738108     6147 126800.0 SH       Sole                 126800.0
Genworth Financial Inc         COM              37247D106     2849 251000.0 SH       Sole                 251000.0
HealthSouth Corp               COM              421924309     7480 398500.0 SH       Sole                 398500.0
Henry Jack & Associates        COM              426281101      308  13300.0 SH       Sole                  13300.0
Hewitt Associates              COM              42822Q100      304   7200.0 SH       Sole                   7200.0
Hexcel Corp                    COM              428291108     5819 448270.0 SH       Sole                 448270.0
Hologic Inc                    COM              436440101     4199 289600.0 SH       Sole                 289600.0
Icon PLC                       COM              45103T107     4750 218600.0 SH       Sole                 218600.0
Intel Corporation              COM              458140100      673  33000.0 SH       Sole                  33000.0
Interline Brands Inc.          COM              458743101     4502 260700.0 SH       Sole                 260700.0
Intermec Inc                   COM              458786100     6289 489045.0 SH       Sole                 489045.0
Interpublic Group of Companies COM              460690100     6846 927600.0 SH       Sole                 927600.0
JPMorgan Chase & Co            COM              46625H100      300   7200.0 SH       Sole                   7200.0
Kadant Inc                     COM              48282T104     1805 113070.0 SH       Sole                 113070.0
Kennametal Inc.                COM              489170100    14423 556450.0 SH       Sole                 556450.0
Kinder Morgan Energy LLP       COM              494550106     8488 139200.0 SH       Sole                 139200.0
Kohls Corp                     COM              500255104     4217  78200.0 SH       Sole                  78200.0
Kraton Performance Polymers    COM              50077C106     2712 200000.0 SH       Sole                 200000.0
Liberty Media Holdings Corp    COM              53071M104      217  20000.0 SH       Sole                  20000.0
Liz Claiborne                  COM              539320101     6145 1091500.0 SH      Sole                1091500.0
MB Financial Inc               COM              55264U108     2801 142100.0 SH       Sole                 142100.0
MKS Instruments Inc.           COM              55306N104     6633 381200.0 SH       Sole                 381200.0
Metlife Inc                    COM              59156R108      513  14500.0 SH       Sole                  14500.0
Molex Inc A                    COM              608554200    11239 587495.0 SH       Sole                 587495.0
Netapp Inc                     COM              64110D104     6910 201100.0 SH       Sole                 201100.0
Old Republic Intl              COM              680223104     4182 416580.0 SH       Sole                 416580.0
PETsMART Inc.                  COM              716768106     5301 198600.0 SH       Sole                 198600.0
Pactiv Corporation             COM              695257105     4617 191262.0 SH       Sole                 191262.0
Parametric Technology          COM              699173209     5750 351900.0 SH       Sole                 351900.0
PartnerRe Ltd.                 COM              G6852T105     9548 127883.0 SH       Sole                 127883.0
Patterson Companies Inc        COM              703395103     5234 187048.0 SH       Sole                 187048.0
Peroleo Brasileiro Sa Petro    COM              71654V408      381   8000.0 SH       Sole                   8000.0
Reinsurance Group of           COM              759351604     8691 182400.0 SH       Sole                 182400.0
Rent A-Center Inc              COM              76009N100     3847 217100.0 SH       Sole                 217100.0
Republic Services In           COM              760759100     6432 227200.0 SH       Sole                 227200.0
Rockwood Holdings Inc          COM              774415103     6993 296800.0 SH       Sole                 296800.0
Rowan Companies Inc.           COM              779382100     2649 117000.0 SH       Sole                 117000.0
Royal Caribbean Cruises Ltd    COM              V7780T103     6178 244400.0 SH       Sole                 244400.0
Sapient Corporation            COM              803062108     8650 1045900.0 SH      Sole                1045900.0
Scansource Inc                 COM              806037107     3813 142800.0 SH       Sole                 142800.0
Sealed Air Corp                COM              81211K100     5367 245500.0 SH       Sole                 245500.0
St Mary Land & Exp Co          COM              792228108      445  13000.0 SH       Sole                  13000.0
Sterling Bancshares Inc        COM              858907108      209  40700.0 SH       Sole                  40700.0
US Bancorp                     COM              902973304      304  13500.0 SH       Sole                  13500.0
UTI Worldwide Inc              COM              G87210103     3531 246600.0 SH       Sole                 246600.0
Ulta Salon Cosm and Frag Inc   COM              90384S303     5838 321500.0 SH       Sole                 321500.0
VCA Antech                     COM              918194101     4154 166700.0 SH       Sole                 166700.0
Volcom Incorporated            COM              92864N101     7257 433483.0 SH       Sole                 433483.0
Waste Management Inc           COM              94106L109      737  21800.0 SH       Sole                  21800.0
Werner Enterprises Inc.        COM              950755108     5922 299100.0 SH       Sole                 299100.0
Winnebago IndustriesInc        COM              974637100     4254 348700.0 SH       Sole                 348700.0
Wright Medical Group Inc       COM              98235T107     4987 263300.0 SH       Sole                 263300.0
Zimmer Holdings Inc            COM              98956P102      260   4400.0 SH       Sole                   4400.0
Zumiez Inc.                    COM              989817101     2662 209306.0 SH       Sole                 209306.0
SPDR SER TR KBW Regional Banki MUTUAL FUND      78464A698     4977   223700 SH       Sole                   223700